Fiduciary activities and management of funds	12 Months Ended
Dec. 31, 2025
Fiduciary Activities and Management of Funds [Abstract]
Fiduciary activities and management of funds
31.
Fiduciary activities and management of funds

The Group provides custody, trustee, investment management and advisory services to third parties; therefore, the Group makes purchase and sale decisions in relation to a wide range of financial instruments. Assets that are held as trust are not included in the consolidated financial statements. These services give rise to the risk that the Group could eventually be held responsible for poor yielding of the assets under its management.

As of December 31, 2025 and 2024, the value of the managed off-balance sheet financial assets is as follows:

	2025	2024
	S/(000)	S/(000)
Investment funds	19,418,061	19,534,337
Mutual funds	9,340,950	7,926,478
Total	28,759,011	27,460,815